SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years

Summary of information about contract assets and contract liabilities from contracts with customers

The following table provides information about contract assets and contract liabilities from contracts with customers:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Contract assets	¥31,537,586	¥45,621,966	$6,983,690
Contract liabilities	¥3,486,033	¥6,686,592	$1,023,566